Janus SG Global Quality Income ETF
FUND SUMMARY Janus SG Global Quality Income ETF
INVESTMENT OBJECTIVE
Janus SG Global Quality Income ETF seeks investment results that correspond generally to the performance, before fees and expenses, of an index which is designed to track the stocks of quality companies globally with attractive and sustainable dividends.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus SG Global Quality Income ETF Janus SG Global Quality Income ETF
Operating Expenses Column [Text]	Janus SG Global Quality Income ETF
Management Fees	0.45%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.45%
[1]	Other Expenses are based on the estimated amounts for the current fiscal year.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years
Janus SG Global Quality Income ETF | Janus SG Global Quality Income ETF | USD ($)	Janus SG Global Quality Income ETF	46	144

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks that comprise the SGI Global Quality Income Index (NTR-USD) (“Underlying Index”). The Underlying Index is systematic and rules-based and is designed to track the performance of quality companies globally that have attractive and sustainable dividends. The Underlying Index is constructed based on the premise that in the long run, quality companies that pay sustainable and higher dividends are a more reliable source of return than companies that take higher risks. The Underlying Index selects stocks from an investment universe of non-financial companies having a free-float adjusted market capitalization of at least $3 billion times an adjustment factor from developed countries. From this universe, Société Générale (the “Index Provider”) applies its rules-based methodology which assesses companies on a range of factors designed to identify the quality of a company’s business, its creditworthiness, and its ability to provide attractive and sustainable dividends. To meet the business quality criteria, a stock must score at least seven out of nine factors designed to indicate the quality of a company’s business, such as its return on assets and cash flow from operations. To meet the creditworthiness criteria, a stock must rank in the top 40% of all securities in the eligible universe using a “distance to default” methodology, which seeks to identify the financial health of a company. To meet the dividend yield criteria, a stock must have a dividend yield greater than the higher of 4% or 125% of the market cap-weighted dividend yield of the eligible universe. See the “Information Regarding the Underlying Index” section further below for more details on how the Underlying Index is comprised.

Under normal circumstances, the Fund expects to invest substantially all of its assets in securities included in the Underlying Index, using a replication strategy as discussed below.

The number of stocks within the Underlying Index will generally range between approximately 25 and 75. The Underlying Index, and therefore the Fund, may invest without limit in non-US securities. Conversely, there is no minimum requirement for non-US securities in the Underlying Index. Because the Fund seeks to track the Underlying Index, the amount of non-US securities in the Fund will vary over time, based on the composition of the Underlying Index at that time.

The Underlying Index is reconstituted on a quarterly basis, rebalanced on a quarterly basis, and the Fund is rebalanced quarterly based on changes to the Underlying Index. The Fund uses a “passive,” index-based approach in seeking performance that corresponds to the performance of the Underlying Index. The underlying securities are weighted equally within the Underlying Index and the Fund. However, due to market movement between rebalancing and reconstitution of the Underlying Index, one or more underlying securities may represent more of the Fund’s portfolio compared to other stocks in the Fund at any given time.

The Fund will generally use a replication methodology, meaning it will invest in the securities composing the Underlying Index in proportion to the weightings in the Underlying Index. However, the Fund may utilize a sampling methodology under various circumstances in which it may not be possible or practicable to purchase all of the securities in the Underlying Index. Janus Capital expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Under normal circumstances, the Fund expects to invest substantially all of its assets in securities included in the Underlying Index, although it may invest up to 20% its assets in other securities that Janus Capital believes will help the Fund track its Underlying Index. Such investments include common stocks, preferred stock, convertible securities, shares of other investment companies, and cash and cash equivalents, including money market funds.

To the extent the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Underlying Index. As of December 1, 2016, the Underlying Index was not concentrated in a particular industry or group of industries. The Fund’s Underlying Index is rebalanced quarterly. For more recent information, see the Fund’s daily portfolio holdings posted on the ETF portion of the Janus website.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The Fund’s returns will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The Underlying Index has exposure to the small-, mid- and/or large capitalization sectors of the stock market, and therefore at times the Fund may underperform the overall stock market.

Equity Investing Risk.  The Fund’s investment in the securities composing the Underlying Index involves risks of investing in a portfolio of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Concentration Risk.  The Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s Underlying Index concentrates in a particular industry or group of industries. To the extent the Fund invests a substantial portion of its assets in an industry or group of industries, market or economic factors impacting that industry or group of industries could have a significant effect on the value of the Fund’s investments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across industries. The Fund’s assets will not be concentrated if the Underlying Index does not concentrate in a particular industry or group of industries.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk.  The Fund may have exposure to foreign markets as a result of its investments in foreign securities, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Eurozone Risk.  A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Limited Holdings Risk.  Although the Fund is classified as diversified under the Investment Company Act of 1940, as amended, (“1940 Act”), it may hold a small number of positions, depending on the Underlying Index, relative to a fund that normally holds many positions. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Methodology and Model Risk.  Neither the Fund nor Janus Capital can offer assurances that tracking the Underlying Index will capture quality companies with attractive and sustainable dividend yields or be appropriate for every investor seeking a particular risk profile. Underlying Index risks include, but are not limited to, the risk that the factors used to determine the components of the Underlying Index, as applied in accordance with the Underlying Index methodology, might not select securities that individually, or in the aggregate, constitute quality companies with attractive, sustainable dividend yields.

Passive Investment Risk.  The Fund is not actively managed and therefore the Fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of shares is otherwise required upon a rebalancing of the Underlying Index.

Early Close/Trading Halt Risk.  An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk.  The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index. In addition, the Fund may hold fewer than the total number of securities in the Underlying Index. Further, the Fund may hold securities or other investments not included in the Underlying Index but which Janus Capital believes will help the Fund track its Underlying Index. Such investments may not perform as expected.

Trading Issues Risk.  Although Fund shares are listed for trading on The NASDAQ Stock Market LLC (“Stock Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Stock Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to the Stock Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Stock Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. In addition, during periods of significant volatility, the liquidity of the underlying securities held by the Fund may affect the Fund’s trading prices.

Fluctuation of NAV.  The net asset value (“NAV”) of the Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Stock Exchange. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices that differ significantly from the Fund’s NAV. It cannot be predicted whether Fund shares will trade below, at or above the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses. Further, the securities held by the Fund may be traded in markets that close at a different time than the Stock Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Stock Exchange is open but after the applicable market closing, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV may widen. Similarly, the Stock Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV when the Stock Exchange re-opens.

Authorized Participant Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and is available at janus.com/etfs or by calling 1-877-335-2687. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.